Share Capital	12 Months Ended
Dec. 31, 2015
Share Capital [Abstract]
Share Capital

16.Share Capital

AUTHORIZED

The Company is authorized to issue an unlimited number of no par value common shares and Class A Preferred Shares limited to a number equal to not more than 20 percent of the issued and outstanding number of common shares at the time of issuance.

ISSUED AND OUTSTANDING

As at December 31	2015		2014
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	741.2	$2,450	740.9	$2,445
Common Shares Issued	98.4	1,098	-	-
Common Shares Issued under Dividend Reinvestment Plan	10.2	73	0.3	5
Common Shares Outstanding, End of Year	849.8	$3,621	741.2	$2,450

On March 5, 2015, Encana filed a prospectus supplement (the “Share Offering”) to the Company’s base shelf prospectus for the issuance of 85,616,500 common shares and granted an over-allotment option for up to an additional 12,842,475 common shares at a price of C$14.60 per common share, pursuant to an underwriting agreement. The aggregate gross proceeds from the Share Offering were approximately C$1.44 billion ($1.13 billion). After deducting underwriter’s fees and costs of the Share Offering, the net proceeds received were approximately C$1.39 billion ($1.09 billion).

During the year ended December 31, 2015, Encana issued 10,246,221 common shares totaling $73 million under the Company's dividend reinvestment plan (“DRIP”).  During the year ended December 31, 2014, Encana issued 240,839 common shares totaling $5 million under the DRIP.

DIVIDENDS

For the year ended December 31, 2015, Encana paid dividends of $0.28 per common share totaling $225 million (2014 – $0.28 per common share totaling $207 million; 2013 – $0.67 per common share totaling $494 million).  The Company’s quarterly dividend payment in 2015 and 2014 was $0.07 per common share.  The quarterly dividend payment in 2013 was $0.20 per common share for the first three quarters and $0.07 per common share for the fourth quarter.  Common shares issued as part of the Share Offering as described above were not eligible to receive the dividend paid on March 31, 2015.

For the year ended December 31, 2015, the dividends paid included $73 million in common shares as disclosed above, which were issued in lieu of cash dividends under the DRIP (2014 – $5 million; 2013 – $93 million).

On February 23, 2016, the Board declared a dividend of $0.015 per common share payable on March 31, 2016 to common shareholders of record as of March 15, 2016.

EARNINGS PER COMMON SHARE

The following table presents the computation of net earnings per common share:

For the years ended December 31 (millions, except per share amounts)	2015	2014	2013

Net Earnings (Loss) Attributable to Common Shareholders	$(5,165)	$3,392	$236

Number of Common Shares:
Weighted average common shares outstanding - Basic	822.1	741.0	737.7
Effect of dilutive securities	-	-	-
Weighted average common shares outstanding - Diluted	822.1	741.0	737.7

Net Earnings (Loss) per Common Share
Basic	$(6.28)	$4.58	$0.32
Diluted	$(6.28)	$4.58	$0.32

ENCANA STOCK OPTION PLAN

Encana has share-based compensation plans that allow employees to purchase common shares of the Company. Option exercise prices are not less than the market value of the common shares on the date the options are granted.  Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.  Commencing in March 2015, options granted expire seven years after the date granted.

All options outstanding as at December 31, 2015 have associated Tandem Stock Appreciation Rights (“TSARs”) attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of the exercise over the original grant price.  In addition, certain stock options granted are performance-based.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to predetermined key measures.  Historically, most holders of options with TSARs have elected to exercise their stock options as a Stock Appreciation Right (“SAR”) in exchange for a cash payment.  As a result, Encana does not consider outstanding TSARs to be potentially dilutive securities.  See Note 21 for further information on Encana’s outstanding and exercisable TSARs and Performance TSARs.

At December 31, 2015, there were 30.3  million common shares reserved for issuance under stock option plans (2014 – 27.3 million; 2013 – 19.1 million).

ENCANA RESTRICTED SHARE UNITS (“RSUs”)

Encana has a share-based compensation plan whereby eligible employees are granted RSUs.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  The Company intends to settle vested RSUs in cash on the vesting date.  As a result, Encana does not consider RSUs to be potentially dilutive securities.  See Note 21 for further information on Encana’s outstanding RSUs.